Unaudited Condensed Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Loss for the period	£ (10,228)	£ (18,043)
Adjustments for:
Income tax credit	(3,063)	(1,655)
Amortization and depreciation	261	121
Finance income	(739)	(125)
Share-based payments	1,494	11,243
Initial public offering (IPO) related expenses		1,794
Net foreign exchange (gains) losses	(1,808)	190
Cash flows from (used in) operations before changes in working capital	(14,083)	(6,475)
Movements in working capital:
Increase in prepayments, accrued income and other receivables	(2)	(134)
Increase in trade payables	1,416	301
Increase in payroll taxes, social security and accrued expenditure	878	539
Movements in working capital	2,292	706
Cash used in operations	(11,791)	(5,769)
Net income tax credit received	1,905	242
Net cash used in operating activities	(9,886)	(5,527)
Cash flows from investing activities
Interest received	694	140
Payments for property, plant and equipment	(205)	(369)
Payments for intangible assets	(928)	(559)
Net cash used in investing activities	(439)	(788)
Cash flows from financing activities
IPO related expenses included in statement of operations		(1,104)
Proceeds from issue of share capital - exercise of share options	182	120
Net cash from (used in) financing activities	182	(984)
Net decrease in cash and cash equivalents	(10,143)	(7,299)
Cash and cash equivalents at beginning of period	86,703	19,990
Foreign currency translation differences	1,791	(9)
Cash and cash equivalents at end of period	£ 78,351	£ 12,682